LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	364,610,589	340,779,779